RELATED-PARTY TRANSACTIONS DISCLOSURE: Schedule of amounts due to related parties (Details) - CAD ($)	Jan. 31, 2025	Jan. 31, 2024
Due to related parties, current	$ 631,158	$ 600,223
Company owned by an officer and director
Due to related parties, current	171,387	158,831
Company controlled by officers and directors
Due to related parties, current	171,806	155,803
Company controlled by officers and directors(2)
Due to related parties, current	243,123	203,450
Officer and director
Due to related parties, current	20,047	0
Company controlled by a director
Due to related parties, current	16,714	9,291
CEO and director
Due to related parties, current	3,341	68,159
Major Shareholder
Due to related parties, current	2,162	3,349
Chief Financial Officer
Due to related parties, current	1,448	1,340
Company controlled by director 2
Due to related parties, current	$ 1,130	$ 0